Shareholder Report, Line Graph (Details) WE0000000002521A_Dimensional International High Profitability ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Mar. 23, 2022	Oct. 31, 2025
Dimensional International High Profitability ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional International High Profitability ETF – NAV
Accumulated Value	$ 11,072	$ 9,306	$ 8,182	$ 10,000	$ 13,325
MSCI World ex USA Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Index (net div.)
Accumulated Value	$ 11,500	$ 9,286	$ 8,250	$ 10,000	$ 14,212